Capital stock (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [line items]
Schedule of common shares

	Exercise Price
	(CAD)	Expiry dates	Number outstanding
Options – Legacy Plan	$4.40 – $6.40	January 2022 – December 2022	97,000
	$2.84 - $6.00	January 2023 – December 2023	141,250
	$2.10 - $3.10	January 2024 – December 2024	247,017
	$3.13	January 2025 – December 2025	396,000
Options – Omnibus Equity Incentive Plan	$8.84	January 2031 – June 2031	721,500
	$8.93	January 2031 – June 2031	68,586
	$2.80	January 2031 – December 2031	150,000
	$2.99	January 2031 – December 2031	175,000
Deferred share units – Legacy Plan	$1.20	N/A	66,667
Restricted share units – Omnibus Equity Incentive plan	N/A	January 2024 – June 2024	25,000
	N/A	January 2031 – June 2031	171,017

Legacy Plan
Disclosure of classes of share capital [line items]
Schedule of stock options outstanding and exercisable

		Weighted average
Range of exercise		remaining	Weighted average		Weighted average
prices	Options	contractual	exercise price	Options	exercise price
(CAD)	outstanding	life	(CAD)	exercisable	(CAD)
$4.40 – $6.40	97,000	0.4 years	$4.92	97,000	$4.92
$2.84 - $6.00	141,250	1.8 years	$3.28	141,250	$3.28
$2.20 - $3.10	247,017	2.5 years	$2.44	247,017	$2.44
$3.13	396,000	3.3 years	$3.13	264,000	$3.13
	881,267	2.5 years	$3.16	749,267	$3.16

Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Schedule of stock options outstanding and exercisable

		Weighted	Weighted		Weighted
Range of exercise		average	average exercise		average exercise
prices	Options	remaining	price	Options	price
(CAD)	outstanding	contractual life	(CAD)	exercisable	(CAD)
$2.80 - $2.99	325,000	10.0 years	$2.90	—	—
$8.84 – $8.93	790,086	9.4 years	$8.85	46,500	$8.84

	1,115,086		$7.11	46,500	$8.84

Options
Disclosure of classes of share capital [line items]
Schedule of fair value the stock options granted and included the following assumptions

	Year ended December 31, 2021	Year ended December 31, 2020
	Omnibus Equity Incentive Plan	Legacy Plans
Fair value (CAD)	$2.30 - $7.29	$1.85
Share price (CAD)	$2.80 - $8.93	$3.20
Exercise price (CAD)	$8.84 - $8.93	$3.20
Expected volatility	81.60% - 82.72%	73.41%
Option life (years)	10.0	5.0
Expected dividends	0%	0%
Risk-free interest rate (based on government bonds)	1.38% - 1.43%	0.42%

	Year ended December 31, 2021	Year ended December 31, 2020
	Omnibus Equity Incentive Plan	Legacy Plans
Fair value (CAD)	$2.13	N/A
Share price (CAD)	$3.11	N/A
Exercise price (CAD)	$8.84 - $8.93	N/A
Expected volatility	82.07%	N/A
Option life (years)	9.45	N/A
Expected dividends	0%	N/A
Risk-free interest rate (based on government bonds)	1.42%	N/A

Restricted Share Units
Disclosure of classes of share capital [line items]
Schedule of fair value the stock options granted and included the following assumptions

	Year ended December 31, 2021	Year ended December 31, 2020
	Omnibus Equity Incentive Plan	Legacy Plans
Fair value (CAD)	$2.75 - 8.93	N/A
Share price (CAD)	$2.75 - 8.93	N/A
Exercise price (CAD)	N/A	N/A
Expected volatility	68.93% - 81.58%	N/A
Option life (years)	3.0 to 10.0	N/A
Expected dividends	0%	N/A
Risk-free interest rate (based on government bonds)	1.02% - 1.38%	N/A

	Year ended December 31, 2021	Year ended December 31, 2020
	Omnibus Equity Incentive Plan	Legacy Plans
Fair value (CAD)	$3.11	N/A
Share price (CAD)	$3.11	N/A
Exercise price (CAD)	N/A	N/A
Expected volatility	83.07%	N/A
Option life (years)	9.5	N/A
Expected dividends	0%	N/A
Risk-free interest rate (based on government bonds)	1.42%	N/A